COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

The Company may from time to time be subject to legal proceedings, investigations, and claims incidental to conduct of our business. The Company is currently subject to a legal proceeding with the bankruptcy receiver (the Receiver) for Shenzhen Kejian Information Technology Co., Ltd. (Kejian). The Receiver was appointed by the bankruptcy court to liquidate Kejian that filed bankruptcy on December 6, 2016. On July 28, 2016, the Company received a payment in the amount of RMB 550,000 (approximately $89,000) from Kejian, which was considered as a preferential payment within 6 months from Kejian’s bankruptcy filing according to China bankruptcy laws and requested to return the amount to the Receiver. The Company has anticipated an unfavorable outcome from the lawsuit and accrued a contingent liability of $89,000 for the probable loss. On August 2, 2021, the Company received the initial judgment issued by Shenzhen Intermediate People’s Court, which supported the claims of the plaintiff. The Company filed an appeal within 15 days of the conclusion of the case. On October 20, 2021, the Higher People’s Court of Guangdong Province accepted the appeal. The Company is waiting for the hearing, and there is no court notice yet.

Although the COVID-19 pandemic has largely been contained in China, regional outbreaks of the infections persist in various localities. The negative impact from the pandemic to the out-of-home advertising business sector continues throughout 2021. The China government continues asserted efforts to vaccinate general population, social distancing, mandate mask wearing in the public places and public transportation, prohibit large gatherings, control travels to and from high-risk infectious areas, and track the source of infections. The COVID-19 pandemic may continue to adversely affect the Company’s business and results of operations.